Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000096654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.65%	2.22%	2.36%
C000096656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.24%	1.92%	1.83%
C000148124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000096657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096654
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%	2.69%	2.60%
Without Sales Load [Member] | C000096656
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	1.92%	1.83%
Without Sales Load [Member] | C000148124
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	3.03%	2.89%
Without Sales Load [Member] | C000096657
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%	2.95%	2.84%
Without Sales Load [Member] | C000096658
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%	3.03%	2.89%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.78%	1.94%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.78%	1.94%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.78%	1.94%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.78%	1.94%
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.78%	1.94%